Legal proceedings - Additional Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021
Legal proceedings provision [abstract]
Plaintiff's request in damages, initial amount		$ 700,000
Amount based on loss of future value of shares	$ 905,000
Plaintiff's request in damages	$ 950,000
Provisions		$ 22,195